LONG-TERM DEBT (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2017
Senior unsecured notes - due April 15, 2020
Long Term Debt [Line Items]
Borrowings, maturity	April 15, 2020
Senior unsecured notes - due November 15, 2022
Long Term Debt [Line Items]
Borrowings, maturity	November 15, 2022
Senior unsecured notes - due November 15, 2025
Long Term Debt [Line Items]
Borrowings, maturity	November 15, 2025